REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
REVENUES

7.REVENUES

	2022	2021
	£’000	£’000
Crypto currency mining - worldwide	47,267	70,325
Crypto currency management fees – United States	96	3,879
Total revenue	47,363	74,204

Due to the nature of Cryptocurrency mining, it is not possible to provide a geographical split of the revenue stream.

Cryptocurrency mining revenues are recognised at a point in time.

Cryptocurrency management fees are services recognised over time.

Other Income

Argo held 2,441 Bitcoin (fair valued at £80m as at 31 December 2021) on its Balance Sheet at the beginning of 2022. The Group used up to 1,504 Bitcoins as collateral with Galaxy Digital LP for a short-term payable on demand loan of USD$30 million (£22.2m) taken out on December 23, 2021. To protect its Bitcoin holdings used as collateral for the loan and reduce overall exposure, Argo took positions in the markets which resulted in a net hedge gain of £1.7m for 2022.

	2022	2021
Gain on Hedging	£’000	£’000
Gain on Hedging	1,695	—
Total gain on hedging	1,695	—